Offerings - Offering: 1	Jul. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares par value $0.10 per share
Amount Registered | shares	102,500,000
Maximum Aggregate Offering Price	$ 102,500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,692.75
Offering Note
[1] The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”). In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees for the registration statement on Form F-3 (Registration No. 333-286490), filed on April 11, 2025.